Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Receivables [Abstract]
Trade accounts receivable	$ 155,785	$ 720,085
Sales taxes receivable	39,111	91,416
Other receivables	89,617	424,118
Total	$ 284,513	$ 1,235,619